April 30, 2008

VIA EDGAR

Securities and Exchange Commission

100 “F” Street NE

Washington, D.C.  20549

Re:	First Symetra National Life Insurance Company of New York
First Symetra Separate Account S (“Registrant”)
File Nos. 333-140379/811-07949: First Symetra Focus Variable Annuity

Commissioners:

On behalf of First Symetra National Life Insurance Company of New York (“First Symetra”) and the First Symetra Separate Account S (“Separate Account”), we are electronically transmitting for filing, pursuant to Rule 485(b), Post-Effective Amendment No. 4 with exhibits to the Form N-4 Registration Statement for the above referenced Registrant under the Securities Act of 1933 (“Securities Act”) and Amendment No. 10 under the Investment Company Act of 1940..

The changes generally update the disclosure of financial information and reflect other non-material changes as contemplated by Rule 485(b) under the 1933 Act.

Please call the undersigned at 425-256-5026 if you have any questions or comments.

Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Senior Counsel